Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
VegTech Plant-based Innovation & Climate ETF
Shareholder Report [Line Items]
Fund Name	VegTech™ Plant-based Innovation & Climate ETF
Class Name	VegTech™ Plant-based Innovation & Climate ETF
Trading Symbol	EATV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VegTech™ Plant-based Innovation & Climate ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://eatv.vegtechinvest.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://eatv.vegtechinvest.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VegTech™ Plant-based Innovation & Climate ETF	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed its benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
EATV’s divergence from the S&P 500 is because it is a broad-based index that is heavily concentrated in artificial intelligence stocks, and EATV diverged due to its specialized thematic focus and lack of strong correlation with the S&P 500.
The Fund’s active management prioritized companies in the consumer staples sector, a key driver of performance during the period. Consumer staples benefited from strong demand due to their essential nature, proving resilient amid inflationary pressures and contributing to growth.
Fresh produce and fruit exposure performed particularly well, bolstered by a rising focus on health and wellness. Companies with significant involvement in these categories experienced notable gains, further driving Fund performance.
In contrast, consumer discretionary products saw weaker demand, reflecting shifting spending priorities. The Fund actively responded by increasing exposure to consumer staples and companies with strong risk-adjusted prior returns, aligning the portfolio with stable and high-performing sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/28/2021)
VegTech™ Plant-based Innovation & Climate ETF NAV	18.41	-12.38
S&P 500 TR	38.02	8.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://eatv.vegtechinvest.com/ for more recent performance information. Visit https://eatv.vegtechinvest.com/ for more recent performance information.
Net Assets	$ 5,831,477
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 42,316
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,831,477
Number of Holdings	38
Net Advisory Fee	$42,316
Portfolio Turnover	118%

Holdings [Text Block]

Top Ten Countries	(%)
United States	57.3%
Switzerland	12.5%
Ireland	8.9%
Netherlands	5.3%
Denmark	4.2%
United Kingdom	3.4%
Sweden	1.9%
Belgium	1.9%
Canada	1.6%
Cash & Other	3.0%

Updated Prospectus Web Address	https://eatv.vegtechinvest.com/.